Construction contract revenues (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Construction Contract Revenues [Line Items]
Loss Contingency, Damages Sought, Value	$ 7,116
Mooring Project [Member]
Construction Contract Revenues [Line Items]
Percentage Of Project Completed	100.00%	52.00%	6.00%
PGN LNG [Member]
Construction Contract Revenues [Line Items]
Product Warranty Accrual	$ 2,000